Eaton Vance
Enhanced Equity Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.8%(1)
Security	Shares	Value
Aerospace & Defense — 1.8%
HEICO Corp.	26,029	$ 9,271,270
L3Harris Technologies, Inc.	20,865	6,063,160
		$ 15,334,430
Banks — 3.0%
JPMorgan Chase & Co.	79,515	$ 26,027,645
		$ 26,027,645
Beverages — 2.6%
Coca-Cola Co.	281,069	$ 22,842,478
		$ 22,842,478
Biotechnology — 2.5%
AbbVie, Inc.	67,427	$ 16,967,330
Argenx SE ADR(2)	5,327	4,942,231
		$ 21,909,561
Broadline Retail — 4.9%
Amazon.com, Inc.(2)	177,988	$ 42,421,660
		$ 42,421,660
Building Products — 1.1%
Carrier Global Corp.	128,814	$ 9,448,507
		$ 9,448,507
Capital Markets — 2.7%
Evercore, Inc., Class A	15,361	$ 5,244,860
Intercontinental Exchange, Inc.	34,439	4,239,785
LPL Financial Holdings, Inc.	16,124	4,541,809
Tradeweb Markets, Inc., Class A	90,779	9,047,035
		$ 23,073,489
Chemicals — 1.6%
Linde PLC	26,113	$ 13,551,080
		$ 13,551,080
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	28,337	$ 4,723,494
		$ 4,723,494
Security	Shares	Value
Communications Equipment — 0.9%
Arista Networks, Inc.(2)	48,084	$ 8,168,510
		$ 8,168,510
Construction & Engineering — 0.6%
Primoris Services Corp.	51,236	$ 5,078,512
		$ 5,078,512
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	98,152	$ 11,116,695
		$ 11,116,695
Diversified Telecommunication Services — 0.4%
Space Exploration Technologies Corp., Class A(2)	22,430	$ 3,832,390
		$ 3,832,390
Electric Utilities — 0.9%
Entergy Corp.	46,731	$ 5,367,522
IDACORP, Inc.	17,986	2,721,282
		$ 8,088,804
Electrical Equipment — 4.3%
AMETEK, Inc.	42,064	$ 10,176,964
Eaton Corp. PLC	36,302	15,469,008
Siemens Energy AG	59,886	11,416,756
		$ 37,062,728
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	86,649	$ 15,277,952
		$ 15,277,952
Entertainment — 3.0%
Liberty Media Corp.-Liberty Formula One, Class C(2)	49,622	$ 4,721,037
Live Nation Entertainment, Inc.(2)	59,112	10,823,999
Netflix, Inc.(2)	150,283	10,730,206
		$ 26,275,242
Financial Services — 3.2%
Rocket Cos., Inc., Class A(2)	352,453	$ 5,551,135
Visa, Inc., Class A	65,328	22,413,383
		$ 27,964,518
Health Care Providers & Services — 2.5%
Quest Diagnostics, Inc.	29,067	$ 6,160,750
UnitedHealth Group, Inc.	37,571	15,615,635
		$ 21,776,385

Eaton Vance
Enhanced Equity Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Domino's Pizza, Inc.	25,657	$ 7,595,498
Marriott International, Inc., Class A	30,086	11,149,571
		$ 18,745,069
Interactive Media & Services — 9.7%
Alphabet, Inc., Class C	173,006	$ 61,128,210
Meta Platforms, Inc., Class A	40,040	22,554,132
		$ 83,682,342
Machinery — 0.8%
Parker-Hannifin Corp.	6,779	$ 6,630,675
		$ 6,630,675
Oil, Gas & Consumable Fuels — 3.4%
ConocoPhillips	132,944	$ 13,820,858
EQT Corp.	88,712	4,716,817
Valero Energy Corp.	40,810	10,628,557
		$ 29,166,232
Pharmaceuticals — 4.4%
Eli Lilly & Co.	20,083	$ 24,088,153
Johnson & Johnson	53,859	13,678,570
		$ 37,766,723
Real Estate Management & Development — 0.5%
FirstService Corp.	31,401	$ 4,462,396
		$ 4,462,396
Semiconductors & Semiconductor Equipment — 21.5%
Advanced Micro Devices, Inc.(2)	25,715	$ 14,938,101
Analog Devices, Inc.	30,487	12,108,522
Broadcom, Inc.	92,074	34,780,953
Cerebras Systems, Inc., Class A(2)	15,265	3,373,565
Lam Research Corp.	48,289	20,925,072
Micron Technology, Inc.	16,676	19,248,940
NVIDIA Corp.	402,902	80,616,661
		$185,991,814
Software — 7.9%
Microsoft Corp.	117,118	$ 43,687,356
Palo Alto Networks, Inc.(2)	45,507	15,518,797
Synopsys, Inc.(2)	19,820	8,841,108
		$ 68,047,261
Security	Shares	Value
Specialized REITs — 0.6%
Iron Mountain, Inc.	41,887	$ 5,290,747
		$ 5,290,747
Specialty Retail — 2.4%
Burlington Stores, Inc.(2)	30,147	$ 9,550,570
TJX Cos., Inc.	75,542	11,444,613
		$ 20,995,183
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	198,738	$ 57,506,828
Seagate Technology Holdings PLC	10,284	9,924,060
		$ 67,430,888
Total Common Stocks (identified cost $443,483,891)		$872,183,410

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	596,028	$ 596,028
Total Short-Term Investments (identified cost $596,028)		$ 596,028
Total Investments — 100.9% (identified cost $444,079,919)		$872,779,438
Total Written Covered Call Options — (0.8)% (premiums received $8,072,117)		$ (6,943,545)
Other Assets, Less Liabilities — (0.1)%		$ (421,397)
Net Assets — 100.0%		$865,414,496
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2026 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Eaton Vance
Enhanced Equity Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) — (0.8)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	335	$8,429,940	$245	7/31/26	$ (440,525)
Advanced Micro Devices, Inc.	105	6,099,555	630	7/10/26	(115,185)
Alphabet, Inc., Class C	865	30,563,045	370	7/24/26	(484,400)
Amazon.com, Inc.	885	21,093,090	250	7/24/26	(376,125)
AMETEK, Inc.	210	5,080,740	240	7/17/26	(145,950)
Amphenol Corp., Class A	430	7,581,760	200	8/21/26	(307,880)
Analog Devices, Inc.	150	5,957,550	430	7/31/26	(195,000)
Apple, Inc.	990	28,646,640	305	7/17/26	(136,620)
Argenx SE ADR	25	2,319,425	960	7/17/26	(37,500)
Arista Networks, Inc.	240	4,077,120	180	7/31/26	(187,200)
Broadcom, Inc.	430	16,243,250	420	7/17/26	(135,450)
Burlington Stores, Inc.	150	4,752,000	370	7/17/26	(37,875)
Carrier Global Corp.	670	4,914,450	78	7/17/26	(61,975)
Coca-Cola Co.	1,405	11,418,435	87	7/17/26	(14,050)
ConocoPhillips	660	6,861,360	117	7/24/26	(21,780)
Domino's Pizza, Inc.	125	3,700,500	340	7/17/26	(8,125)
Eaton Corp. PLC	180	7,670,160	455	7/24/26	(131,400)
Eli Lilly & Co.	100	11,994,300	1,210	7/2/26	(100,000)
EQT Corp.	440	2,339,480	55	7/24/26	(61,600)
Evercore, Inc., Class A	75	2,560,800	390	7/17/26	(12,937)
HEICO Corp.	130	4,630,470	370	7/17/26	(63,700)
Intercontinental Exchange, Inc.	170	2,092,870	130	7/31/26	(40,800)
Iron Mountain, Inc.	205	2,589,355	134	7/10/26	(9,738)
Johnson & Johnson	265	6,730,205	265	7/31/26	(125,610)
JPMorgan Chase & Co.	400	13,093,200	335	7/17/26	(184,400)
L3Harris Technologies, Inc.	100	2,905,900	325	7/10/26	(8,500)
Lam Research Corp.	240	10,399,920	490	7/31/26	(594,000)
Linde PLC	135	7,005,690	535	7/17/26	(66,150)
Live Nation Entertainment, Inc.	295	5,401,745	190	7/31/26	(120,950)
LPL Financial Holdings, Inc.	80	2,253,440	320	7/17/26	(6,800)
Marriott International, Inc., Class A	150	5,558,850	405	7/2/26	(16,125)
Meta Platforms, Inc., Class A	200	11,265,800	610	7/31/26	(260,000)
Micron Technology, Inc.	50	5,771,450	1,210	7/2/26	(71,000)
Microsoft Corp.	585	21,821,670	400	7/31/26	(520,650)
Netflix, Inc.	750	5,355,000	79	7/31/26	(116,250)
NVIDIA Corp.	2,055	41,118,495	225	7/24/26	(236,325)
Palo Alto Networks, Inc.	225	7,672,950	320	7/31/26	(687,375)
Parker-Hannifin Corp.	30	2,934,360	990	7/17/26	(61,050)
Primoris Services Corp.	100	991,200	115	7/17/26	(14,000)
Quest Diagnostics, Inc.	145	3,073,275	220	7/17/26	(16,675)
Rocket Cos., Inc., Class A	1,760	2,772,000	17	7/31/26	(140,800)
Seagate Technology Holdings PLC	30	2,895,000	1,090	7/2/26	(4,500)
Synopsys, Inc.	100	4,460,700	525	7/10/26	(24,000)
TJX Cos., Inc.	375	5,681,250	175	7/17/26	(7,500)
Tradeweb Markets, Inc., Class A	450	4,484,700	110	7/17/26	(11,250)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
UnitedHealth Group, Inc.	185	$7,689,155	$430	7/24/26	$ (203,500)
Valero Energy Corp.	200	5,208,800	280	7/10/26	(45,000)
Visa, Inc., Class A	335	11,493,515	355	7/31/26	(193,630)
Walmart, Inc.	490	5,549,740	123	7/24/26	(20,090)
Waste Connections, Inc.	140	2,333,660	165	7/17/26	(61,600)
Total					$(6,943,545)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $596,028, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,813,623	$95,638,176	$(104,855,771)	$ —	$ —	$596,028	$144,818	596,028
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$113,789,974	$ —	$ —	$113,789,974
Consumer Discretionary	82,161,912	—	—	82,161,912
Consumer Staples	33,959,173	—	—	33,959,173
Energy	29,166,232	—	—	29,166,232
Financials	77,065,652	—	—	77,065,652
Health Care	81,452,669	—	—	81,452,669
Industrials	66,861,590	11,416,756	—	78,278,346
Information Technology	344,916,425	—	—	344,916,425
Materials	13,551,080	—	—	13,551,080
Real Estate	9,753,143	—	—	9,753,143
Utilities	8,088,804	—	—	8,088,804
Total Common Stocks	$860,766,654	$11,416,756	$ —	$872,183,410
Short-Term Investments	$ 596,028	$ —	$ —	$ 596,028
Total Investments	$861,362,682	$11,416,756	$ —	$872,779,438
Liability Description
Written Covered Call Options	$ (6,943,545)	$ —	$ —	$ (6,943,545)
Total	$ (6,943,545)	$ —	$ —	$ (6,943,545)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.